Income Tax - Disclosure of information about unrecognized deductible temporary differences (Details) - CAD ($)	Apr. 30, 2025	Apr. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 92,510,951	$ 54,565,421
Non-capital loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	70,916,626	44,301,215
Property, plant, and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	126,110	126,110
Equity investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	1,712,655	1,251,761
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	0	89,875
Financing costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	11,127,563	8,796,460
Foreign exchange [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	265,712	0
Capital Loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 8,362,285	$ 0